Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) - USD ($)		1 Months Ended					6 Months Ended
		Jun. 30, 2021	Apr. 30, 2021	Feb. 28, 2021	Sep. 30, 2020	Apr. 30, 2020	Jun. 30, 2021	Mar. 31, 2020
Convertible promissory note		$ 767,500					$ 767,500
Number of shares issued for services, value							11,340,481
Purchase of software and equipment	[1]						6,700,000
Increase in accounts payable and other payable	[1]						11,000
Decrease in advance to suppliers	[1]						765,000
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	[1]		$ 1,000,000
Taoping New Media Co Ltd [Member]
Number of restricted ordinary shares	[1]	1,213,630
Number of restricted ordinary shares, value	[1]	$ 5,436,000
Convertible Promissory Note [Member]
Convertible promissory note	[1]				$ 1,480,000
Consultants [Member]
Number of restricted ordinary shares	[1]					16,667
Number of restricted ordinary shares, value	[1]					$ 42,000
Fair value of warrants	[1]					$ 16,000
Warrants to purchase common stock	[1]					16,667
Fair value of warrants	[1]		$ 66,000
Consultants [Member] | Warrant [Member]
Number of shares issued for services	[1]		15,000
Two Individual Investor [Member]
Fair value of warrants	[1]							$ 11,580
Warrants to purchase common stock	[1]							26,667
Convertible promissory note	[1]							$ 1,480,000
Investor [Member] | Convertible Promissory Note [Member]
Convertible promissory note	[1]	$ 740,000					$ 740,000
Interest payable	[1]				$ 26,208
Debt conversion, converted instrument, shares issued	[1]				298,716
Debt instrument, convertible, conversion price	[1]				$ 2.565
Three Strategy Consultants [Member] | Warrant [Member]
Number of shares issued for services, value	[1]		$ 1,900,000	$ 1,900,000
Fair value of warrants	[1]		$ 11,200,000	$ 11,200,000

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references above in this section to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted